OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 12 — OTHER LIABILITIES

Other liabilities consisted of the following at December 31, 2025 and 2024:

	December 31,
	2025	2024
		(As Restated)

Liabilities for shares to be issued	$—	$1,224,970
Other	—	457
Total other liabilities	$—	$1,225,427

At December 31, 2024, other liabilities included $1,224,970 of contractual obligations to issue ordinary shares, of which $779,400 represented obligations to related parties.

During 2025, a related party forgave $30,084 of the Company’s obligation to issue ordinary shares, which was recognized as a contribution to additional paid-in capital.

During 2025, the Group satisfied the remaining obligations through the issuance of ordinary shares, as follows:

Description	Issue Date	Shares Issued	Fair Value

IP-related obligation - related party	February 2025	15,798	$275,000
Employee and consultant obligations	May 2025	3,060	297,909
CEO IPO bonus - related party	July 2025	10,088	504,400
Marketing services obligation	October 2025	5,200	211,106
Totals		34,146	$1,288,415

The fair value of the ordinary shares issued was determined based on the fair value of the shares on the respective issuance dates and, accordingly, differed from the carrying amounts of the related obligations at December 31, 2024. See Note 14 for additional information regarding the issuance of ordinary shares in settlement of these obligations.